Operating leases - Maturity of lease liabilities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Remainder of 2020	$ 114
2021	464	$ 444
2022	246	459
2023	7	240
Total minimum lease payments	831	1,148
Less: amount of lease payments representing interest	86	162
Total operating lease costs	745	986
OperatingLeaseLiabilityCurrent	395	345	$ 0
Long-term lease obligations	$ 350	$ 641	$ 0